Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2012
DSM Large Cap Growth Fund (First Prospectus Summary) | DSM Large Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSMLX
DSM Global Growth Fund (First Prospectus Summary) | DSM Global Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSMGX
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
DSM Global Growth Fund (Second Prospectus Summary) | DSM Global Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSMWX

DSM Large Cap Growth Fund (First Prospectus Summary) | DSM Large Cap Growth Fund
DSM Large Cap Growth Fund
Investment Objective
The DSM Large Cap Growth Fund (the "Large Cap Growth Fund" or "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Large Cap Growth Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Large Cap Growth Fund Institutional Class
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.69%
Total Annual Fund Operating Expenses	[1]	1.44%
Fee Waiver/Expense Reimbursement	[2]	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.95%
[1]	Effective May 16, 2012, DSM Capital Partners LLC (the "Advisor") reduced its management fees from 1.00% to 0.75% of the Fund's average daily net assets. Accordingly, Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.95% of the average daily net assets of the Institutional Class (the "Expense Cap") through October 31, 2013. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap. Prior to May 16, 2012, the Large Cap Growth Fund Institutional Class's Expense Cap was 1.10%.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
DSM Large Cap Growth Fund Institutional Class	97	356	691	1,637

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
Permissible Securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund currently defines a "large cap company" as one that has a market capitalization of more than $10 billion.
The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to,
American Depositary Receipts or similar securities. The Fund's portfolio generally will contain 25-35 stocks. The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.

Management Process. The Advisor manages the Fund using a bottom-up,
"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain quality characteristics.
For instance, the Advisor selects companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements.
Companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than the average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

o Foreign Securities Risk. Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

o General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

o Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.

o Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

o Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

o Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

o Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied year to year since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.dsmfunds.com.
Calendar Year Total Returns

The Fund's year-to-date return as of September 30, 2012 was 20.0%. Highest Quarterly Return: 3Q, 2010 17.10% Lowest Quarterly Return: 3Q, 2011 -14.47%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns DSM Large Cap Growth Fund	Label	1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes	(1.14%)	12.00%	Aug 28, 2009
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(2.34%)	11.36%	Aug 28, 2009
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.45%)	9.99%	Aug 28, 2009
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	13.25%	Aug 28, 2009
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	11.19%	Aug 28, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your situation and may differ from those shown.
Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on Distributions and Sale
of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
DSM Large Cap Growth Fund (First Prospectus Summary) | DSM Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DSM Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DSM Large Cap Growth Fund (the "Large Cap Growth Fund" or "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective May 16, 2012, DSM Capital Partners LLC (the "Advisor") reduced its management fees from 1.00% to 0.75% of the Fund's average daily net assets. Accordingly, Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Permissible Securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund currently defines a "large cap company" as one that has a market capitalization of more than $10 billion.
The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to,
American Depositary Receipts or similar securities. The Fund's portfolio generally will contain 25-35 stocks. The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.

Management Process. The Advisor manages the Fund using a bottom-up,
"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain quality characteristics.
For instance, the Advisor selects companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements.
Companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than the average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

o Foreign Securities Risk. Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

o General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

o Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.

o Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

o Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

o Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

o Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied year to year since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.dsmfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund's total returns have varied year to year since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dsmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return as of September 30, 2012 was 20.0%. Highest Quarterly Return: 3Q, 2010 17.10% Lowest Quarterly Return: 3Q, 2011 -14.47%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your situation and may differ from those shown.
Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on Distributions and Sale
of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
DSM Large Cap Growth Fund (First Prospectus Summary) | DSM Large Cap Growth Fund | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	13.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009
DSM Large Cap Growth Fund (First Prospectus Summary) | DSM Large Cap Growth Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009
DSM Large Cap Growth Fund (First Prospectus Summary) | DSM Large Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,637
Annual Return 2010	rr_AnnualReturn2010	22.36%
Annual Return 2011	rr_AnnualReturn2011	(1.14%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.47%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009
DSM Large Cap Growth Fund (First Prospectus Summary) | DSM Large Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009
DSM Large Cap Growth Fund (First Prospectus Summary) | DSM Large Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009

[1]	Effective May 16, 2012, DSM Capital Partners LLC (the "Advisor") reduced its management fees from 1.00% to 0.75% of the Fund's average daily net assets. Accordingly, Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.95% of the average daily net assets of the Institutional Class (the "Expense Cap") through October 31, 2013. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap. Prior to May 16, 2012, the Large Cap Growth Fund Institutional Class's Expense Cap was 1.10%.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

DSM Global Growth Fund (First Prospectus Summary) | DSM Global Growth Fund
DSM Global Growth Fund
Investment Objective
The DSM Global Growth Fund (the "Global Growth Fund" or "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Global Growth Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Global Growth Fund Institutional Class
Management Fees		0.90%
Other Expenses	[1]	17.51%
Total Annual Fund Operating Expenses		18.41%
Fee Waiver/Expense Reimbursement	[2]	(17.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.20% of the average daily net assets of the Institutional Class (the "Expense Cap") through March 7, 2014. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
DSM Global Growth Fund Institutional Class	122	2,100

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund's performance. During the most recent fiscal period (March 28, 2012 through June
30, 2012), the Fund's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
Permissible Securities. Under normal circumstances, the Fund will primarily invest its net assets in equity securities of large capitalization companies.
Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The
Fund has no limit on the amount of its assets it can invest in equity securities of domestic or foreign companies, including those in emerging markets; however, under normal circumstances, at least 40% of the Fund's net assets will be invested in securities of foreign companies, and at any time, no less than 30% of the Fund's net assets will be invested in the securities of foreign companies. The Fund invests in U.S. and foreign issuers and has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. A large capitalization company is one that has a market capitalization of more than U.S. $10 billion at the time of purchase. The Fund may also invest up to 40% of its net assets in equity securities of companies that have a market capitalization below U.S.
$10 billion at the time of purchase. The Fund generally will contain 35 to 55 equity securities. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed trading markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets. The
Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process. The Advisor manages the Fund using a bottom-up, "idea-driven,"
growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the
Advisor believes exhibit certain growth characteristics. For instance, the
Advisor may select companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements. These companies will typically have projected revenue and earnings growth as determined by Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies. You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

o China Risk. China risks include: greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China's government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.
  Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

o Foreign Securities and Emerging Markets Risks. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

o General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

o Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

o Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o  Management Risk. The Advisor's investment strategy does not achieve the
   Fund's objective or the Advisor does not implement the strategy properly.

o New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

o Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.

o Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

o Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

o Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks.
  The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies.
  Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
Performance
Because the Fund commenced operations on March 28, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one full calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information is available on the Fund's website at www.dsmfunds.com or by calling the Fund toll-free at
1-877-862-9555.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
DSM Global Growth Fund (First Prospectus Summary) | DSM Global Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DSM Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DSM Global Growth Fund (the "Global Growth Fund" or "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund's performance. During the most recent fiscal period (March 28, 2012 through June
30, 2012), the Fund's portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Permissible Securities. Under normal circumstances, the Fund will primarily invest its net assets in equity securities of large capitalization companies.
Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The
Fund has no limit on the amount of its assets it can invest in equity securities of domestic or foreign companies, including those in emerging markets; however, under normal circumstances, at least 40% of the Fund's net assets will be invested in securities of foreign companies, and at any time, no less than 30% of the Fund's net assets will be invested in the securities of foreign companies. The Fund invests in U.S. and foreign issuers and has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. A large capitalization company is one that has a market capitalization of more than U.S. $10 billion at the time of purchase. The Fund may also invest up to 40% of its net assets in equity securities of companies that have a market capitalization below U.S.
$10 billion at the time of purchase. The Fund generally will contain 35 to 55 equity securities. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed trading markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets. The
Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process. The Advisor manages the Fund using a bottom-up, "idea-driven,"
growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the
Advisor believes exhibit certain growth characteristics. For instance, the
Advisor may select companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements. These companies will typically have projected revenue and earnings growth as determined by Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your money on your investment in the Fund. The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies. You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

o China Risk. China risks include: greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China's government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.
  Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

o Foreign Securities and Emerging Markets Risks. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

o General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

o Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

o Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o  Management Risk. The Advisor's investment strategy does not achieve the
   Fund's objective or the Advisor does not implement the strategy properly.

o New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

o Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.

o Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

o Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

o Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks.
  The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies.
  Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations on March 28, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one full calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information is available on the Fund's website at www.dsmfunds.com or by calling the Fund toll-free at
1-877-862-9555.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on March 28, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-862-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dsmfunds.com
DSM Global Growth Fund (First Prospectus Summary) | DSM Global Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	17.51%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	18.41%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-07
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,100

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.20% of the average daily net assets of the Institutional Class (the "Expense Cap") through March 7, 2014. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund
DSM Large Cap Growth Fund
Investment Objective
The DSM Large Cap Growth Fund (the "Large Cap Growth Fund" or "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Large Cap Growth Fund Retail Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Large Cap Growth Fund Retail Class
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.69%
Total Annual Fund Operating Expenses	[2]	1.69%
Fee Waiver/Expense Reimbursement	[3]	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%
[1]	Effective May 16, 2012, the Advisor reduced its management fees from 1.00% to 0.75% of the Fund's average daily net assets. Accordingly, Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.20% of the average daily net assets of the Institutional Class (the "Expense Cap") through October 31, 2013. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap. Prior to May 16, 2012, the Large Cap Growth Fund Retail Class's Expense Cap was 1.35%.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
DSM Large Cap Growth Fund Retail Class	122	458	896	2,113

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
Permissible Securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund currently defines a "large cap company" as one that has a market capitalization of more than $10 billion.
The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to,
American Depositary Receipts or similar securities. The Fund's portfolio generally will contain 25-35 stocks. The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.

Management Process. The Advisor manages the Fund using a bottom-up,
"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain quality characteristics.
For instance, the Advisor selects companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements.
Companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than the average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

o Foreign Securities Risk. Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

o General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

o Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.

o Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

o Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

o Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

o Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
Performance
The following performance information provides some indication of the risks of investing in the Fund. As of the date of this Prospectus, the Retail Class has not commenced operations. For that reason, the performance information below is that of the Fund's Institutional Class. The bar chart below illustrates how the
Fund's total returns have varied year to year since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.dsmfunds.com.
Calendar Year Total Returns

The Fund's year-to-date return as of September 30, 2012 was 19.66%. Highest Quarterly Return: 3Q, 2010 17.10% Lowest Quarterly Return: 3Q, 2011 -14.47%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns DSM Large Cap Growth Fund	Label	1 Year	Since Inception	Inception Date
Retail Class	Return Before Taxes	(1.14%)	12.00%	Aug 28, 2009
Retail Class After Taxes on Distributions	Return After Taxes on Distributions	(2.34%)	11.36%	Aug 28, 2009
Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.45%)	9.99%	Aug 28, 2009
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	13.25%	Aug 28, 2009
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	11.19%	Aug 28, 2009

As of the date of this Prospectus, the Retail Class has not commenced operations.
Performance shown above reflects the performance of the Institutional Class shares.
Returns for the Retail Class shares and the Indexes shown in the Since Inception column are as of the Institutional Class shares' inception date (August 28, 2009).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your situation and may differ from those shown.
Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on Distributions and Sale
of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DSM Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DSM Large Cap Growth Fund (the "Large Cap Growth Fund" or "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective May 16, 2012, the Advisor reduced its management fees from 1.00% to 0.75% of the Fund's average daily net assets. Accordingly, Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Permissible Securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund currently defines a "large cap company" as one that has a market capitalization of more than $10 billion.
The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to,
American Depositary Receipts or similar securities. The Fund's portfolio generally will contain 25-35 stocks. The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.

Management Process. The Advisor manages the Fund using a bottom-up,
"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain quality characteristics.
For instance, the Advisor selects companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements.
Companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than the average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

o Foreign Securities Risk. Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

o General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

o Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.

o Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

o Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

o Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

o Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. As of the date of this Prospectus, the Retail Class has not commenced operations. For that reason, the performance information below is that of the Fund's Institutional Class. The bar chart below illustrates how the
Fund's total returns have varied year to year since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.dsmfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund's total returns have varied year to year since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dsmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return as of September 30, 2012 was 19.66%. Highest Quarterly Return: 3Q, 2010 17.10% Lowest Quarterly Return: 3Q, 2011 -14.47%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of the date of this Prospectus, the Retail Class has not commenced operations.
Performance shown above reflects the performance of the Institutional Class shares.
Returns for the Retail Class shares and the Indexes shown in the Since Inception column are as of the Institutional Class shares' inception date (August 28, 2009).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your situation and may differ from those shown.
Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on Distributions and Sale
of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	13.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	458
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	896
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,113
Annual Return 2010	rr_AnnualReturn2010	22.36%
Annual Return 2011	rr_AnnualReturn2011	(1.14%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.47%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund | Retail Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009
DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund | Retail Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2009

[1]	Effective May 16, 2012, the Advisor reduced its management fees from 1.00% to 0.75% of the Fund's average daily net assets. Accordingly, Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.20% of the average daily net assets of the Institutional Class (the "Expense Cap") through October 31, 2013. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap. Prior to May 16, 2012, the Large Cap Growth Fund Retail Class's Expense Cap was 1.35%.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

DSM Global Growth Fund (Second Prospectus Summary) | DSM Global Growth Fund
DSM Global Growth Fund
Investment Objective
The DSM Global Growth Fund (the "DSM Global Growth Fund" or "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Global Growth Fund Retail Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Global Growth Fund Retail Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	17.51%
Total Annual Fund Operating Expenses		18.66%
Fee Waiver/Expense Reimbursement	[2]	(17.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%
[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.45% of the average daily net assets of the Retail Class (the "Expense Cap") through March 7, 2014. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
DSM Global Growth Fund Retail Class	148	2,165

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund's performance. During the most recent fiscal period (March 28, 2012 through June
30, 2012), the Fund's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
Permissible Securities. Under normal circumstances, the Fund will primarily invest its net assets in equity securities of large capitalization companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund has no limit on the amount of its assets it can invest in equity securities of domestic or foreign companies, including those in emerging markets; however, under normal circumstances, at least 40% of the Fund's net assets will be invested in securities of foreign companies, and at any time, no less than 30% of the Fund's net assets will be invested in the securities of foreign companies. The Fund invests in U.S. and foreign issuers and has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. A large capitalization company is one that has a market capitalization of more than U.S. $10 billion at the time of purchase. The Fund may also invest up to 40% of its net assets in equity securities of companies that have a market capitalization below U.S. $10 billion at the time of purchase. The Fund generally will contain 35 to 55 equity securities. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed trading markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global
economy.The Fund may invest greater than 25% of its assets in the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process. The Advisor manages the Fund using a bottom-up,
"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain growth characteristics. For instance, the Advisor may select companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements. These companies will typically have projected revenue and earnings growth as determined by Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies. You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

o China Risk. China risks include: greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China's government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.
  Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

o Foreign Securities and Emerging Markets Risks. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

o General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

o Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

o Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

o New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

o Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.

o Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

o Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

o Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks.
  The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies.
  Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
Performance
Because the Fund commenced operations on March 28, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one full calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information is available on the Fund's website at www.dsmfunds.com or by calling the Fund toll-free at
1-877-862-9555.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
DSM Global Growth Fund (Second Prospectus Summary) | DSM Global Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DSM Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DSM Global Growth Fund (the "DSM Global Growth Fund" or "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund's performance. During the most recent fiscal period (March 28, 2012 through June
30, 2012), the Fund's portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Permissible Securities. Under normal circumstances, the Fund will primarily invest its net assets in equity securities of large capitalization companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund has no limit on the amount of its assets it can invest in equity securities of domestic or foreign companies, including those in emerging markets; however, under normal circumstances, at least 40% of the Fund's net assets will be invested in securities of foreign companies, and at any time, no less than 30% of the Fund's net assets will be invested in the securities of foreign companies. The Fund invests in U.S. and foreign issuers and has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. A large capitalization company is one that has a market capitalization of more than U.S. $10 billion at the time of purchase. The Fund may also invest up to 40% of its net assets in equity securities of companies that have a market capitalization below U.S. $10 billion at the time of purchase. The Fund generally will contain 35 to 55 equity securities. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed trading markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global
economy.The Fund may invest greater than 25% of its assets in the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process. The Advisor manages the Fund using a bottom-up,
"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain growth characteristics. For instance, the Advisor may select companies that have growing businesses with solid fundamentals, attractive profitability, and successful managements. These companies will typically have projected revenue and earnings growth as determined by Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your money on your investment in the Fund. The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies. You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

o China Risk. China risks include: greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China's government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.
  Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

o Foreign Securities and Emerging Markets Risks. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

o General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

o Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

o Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

o New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

o Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.

o Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

o Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

o Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks.
  The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies.
  Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations on March 28, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one full calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information is available on the Fund's website at www.dsmfunds.com or by calling the Fund toll-free at
1-877-862-9555.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on March 28, 2012, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-862-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dsmfunds.com
DSM Global Growth Fund (Second Prospectus Summary) | DSM Global Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	17.51%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	18.66%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-07
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,165

[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.45% of the average daily net assets of the Retail Class (the "Expense Cap") through March 7, 2014. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.